Relevant Events - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission (Details) - Banco de Chile [Member] CLF in Millions	12 Months Ended
Dec. 31, 2025 CLF
March 17, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	March 17, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 600,000
Maturity date	Jan. 01, 2030
Average rate	2.97%
March 20, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	March 20, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 300,000
Maturity date	Jan. 01, 2030
Average rate	2.97%
March 21, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	March 21, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 1,050,000
Maturity date	Jan. 01, 2030
Average rate	2.97%
April 1, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	April 1, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 800,000
Maturity date	Jan. 01, 2030
Average rate	2.96%
April 3, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	April 3, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 900,000
Maturity date	Jan. 01, 2032
Average rate	2.92%
April, 15, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	April 15, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 850,000
Maturity date	Dec. 01, 2030
Average rate	2.84%
April 17, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	April 17, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 1,000,000
Maturity date	May 01, 2035
Average rate	3.03%
April 17, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	April 17, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 2,000,000	[1]
Maturity date	Oct. 01, 2034	[1]
Average rate	3.03%	[1]
May 7, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	May 7, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 300,000
Maturity date	Dec. 01, 2030
Average rate	2.92%
May 9, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	May 9, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 150,000
Maturity date	May 01, 2035
Average rate	3.03%
May 9, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	May 9, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 300,000	[1]
Maturity date	Dec. 01, 2039	[1]
Average rate	3.06%	[1]
May 30, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	May 30, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 590,000
Maturity date	Aug. 01, 2028
Average rate	2.77%
May 30, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	May 30, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 250,000
Maturity date	Dec. 01, 2030
Average rate	3.06%
June 2, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	June 2, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 350,000
Maturity date	Dec. 01, 2030
Average rate	3.06%
June 2, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	June 2, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 250,000
Maturity date	Dec. 01, 2030
Average rate	3.05%
June 3, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	June 3, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 226,000
Maturity date	Dec. 01, 2030
Average rate	3.04%
June 6, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	June 6, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 108,000
Maturity date	Dec. 01, 2030
Average rate	3.04%
June 10, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	June 10, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 666,000
Maturity date	Dec. 01, 2030
Average rate	3.04%
June 10, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	June 10, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 500,000
Maturity date	Jan. 01, 2032
Average rate	3.06%
July 3, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 3, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 610,000
Maturity date	May 01, 2035
Average rate	3.15%
July 9, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 9, 2025
Registration number in the Securities Registry	11/2015
Amount	CLF 500,000
Maturity date	Feb. 01, 2033
Average rate	3.14%
July 10, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 10, 2025
Registration number in the Securities Registry	11/2015
Amount	CLF 1,250,000
Maturity date	Aug. 01, 2032
Average rate	3.14%
July 10, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 10 2025
Registration number in the Securities Registry	11/2015
Amount	CLF 400,000
Maturity date	Dec. 01, 2032
Average rate	3.14%
July 10, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 10, 2025
Registration number in the Securities Registry	11/2015
Amount	CLF 150,000
Maturity date	Feb. 01, 2033
Average rate	3.14%
July 15, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 15, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 1,600,000	[1]
Maturity date	Jun. 01, 2044	[1]
Average rate	3.21%	[1]
July 17, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 17, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 225,000
Maturity date	Sep. 01, 2034
Average rate	3.18%
July 18, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 18, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 250,000
Maturity date	Sep. 01, 2034
Average rate	3.16%
July 21, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 21, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 150,000
Maturity date	Sep. 01, 2034
Average rate	3.13%
July 22, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 22, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 500,000
Maturity date	Sep. 01, 2034
Average rate	3.11%
July 22, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 22, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 150,000
Maturity date	May 01, 2035
Average rate	3.11%
July 22, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 22, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 450,000	[1]
Maturity date	Jun. 01, 2044	[1]
Average rate	3.19%	[1]
August 22, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	August 22, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 100,000
Maturity date	May 01, 2035
Average rate	2.99%
August 27, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	August 27, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 550,000	[1]
Maturity date	Dec. 01, 2039	[1]
Average rate	3.06%	[1]
September 4, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 4, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 400,000
Maturity date	May 01, 2035
Average rate	3.01%
September 4, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 4, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 200,000	[1]
Maturity date	Jun. 01, 2044	[1]
Average rate	3.12%	[1]
September 5, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 5, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 1,000,000
Maturity date	May 01, 2034
Average rate	3.05%
September 5, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 5, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 4,000,000
Maturity date	Jan. 01, 2035
Average rate	3.09%
September 5, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 5, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 5,000,000	[1]
Maturity date	Jun. 01, 2037	[1]
Average rate	3.13%	[1]
September 11, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 11, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 800,000
Maturity date	May 01, 2034
Average rate	2.99%
September 15, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 15, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 50,000
Maturity date	May 01, 2034
Average rate	2.99%
September 15, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 15, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 550,000	[1]
Maturity date	Jun. 01, 2044	[1]
Average rate	3.12%	[1]
September 16, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 16, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 1,000,000	[1]
Maturity date	Dec. 01, 2039	[1]
Average rate	3.03%	[1]
September 17, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 17, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 1,650,000
Maturity date	Nov. 01, 2032
Average rate	2.91%
September 17, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 17, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 550,000
Maturity date	May 01, 2034
Average rate	2.99%
September 22, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 22, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 800,000
Maturity date	Nov. 01, 2032
Average rate	2.91%
September 22, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 22, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 150,000
Maturity date	May 01, 2034
Average rate	2.98%
September 22, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 22, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 2,100,000	[1]
Maturity date	Dec. 01, 2036	[1]
Average rate	3.08%	[1]
September 23, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 23, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 1,600,000	[1]
Maturity date	Dec. 01, 2036	[1]
Average rate	3.07%	[1]
September 25, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 25, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 150,000
Maturity date	Nov. 01, 2032
Average rate	2.90%
October 28, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	October 28, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 650,000
Maturity date	May 01, 2034
Average rate	2.99%
October 28, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	October 28, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 150,000	[1]
Maturity date	Jun. 01, 2044	[1]
Average rate	3.03%	[1]
October 30, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	October 30, 2025 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 300,000	[1]
Maturity date	Jun. 01, 2044	[1]
Average rate	3.02%	[1]
November 6, 2025 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	November 6, 2025
Registration number in the Securities Registry	11/2022
Amount	CLF 400,000
Maturity date	Nov. 01, 2032
Average rate	2.89%

[1]	The bonds have been registered under the Automatic Registration modality, with the registration number dated April 5, 2024.